Stock Based Compensation - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 15, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock and additional paid-in capital, shares authorized	55,000,000		55,000,000	55,000,000
Unrecognized compensation expense			$ 0
Employee stock options or warrants issued	$ 0	$ 0
Employee | Warrant
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense			$ 0	$ 0
Warrants granted			0
Stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, granted during the period			0	0
Employee Stock Option 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of awards made under employee stock option plan	0		0
Incentive stock option granted	0		0
2011 plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares of the company's stock that may be issued			168,950		168,950
Additional award granted	0		0
Maximum | Employee Stock Option 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock and additional paid-in capital, shares authorized			250,000
Maximum number of shares of the company's stock that may be issued	250,000